SCHEDULE OF DISAGGREGATED BY MAJOR SERVICE (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Product Information [Line Items]
Total	$ 18,586,528	$ 24,021,196	$ 13,256,080
Integrated Cross Border Logistics Services [Member]
Product Information [Line Items]
Total	16,872,539	19,444,182	11,993,332
Air Freight Forwarding Services [Member]
Product Information [Line Items]
Total	$ 1,713,989	$ 4,577,014	$ 1,262,748